UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04632

The European Equity Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMANY – 30.8%
	COMMON STOCKS – 26.2%
	AUTOMOBILES – 1.3%
13,000	Bayerische Motoren Werke	$871,429
	CHEMICALS – 2.1%
11,000	Linde	1,486,828
	ELECTRIC UTILITIES – 1.2%
39,000	E.ON	855,733
	INDUSTRIAL CONGLOMERATES – 3.3%
25,000	Siemens	2,284,745
	INSURANCE – 4.4%
16,000	Allianz	1,521,053
34,000	Hannover Rueckversicherung	1,552,714
		3,073,767
	MEDIA – 1.5%
30,000	Axel Springer	1,043,429
	PERSONAL PRODUCTS – 2.2%
28,000	Beiersdorf	1,507,288
	SOFTWARE – 4.7%
50,000	SAP	2,570,170
21,000	Software	668,841
		3,239,011
	SPECIALTY RETAIL – 2.3%
16,000	Fielmann	1,615,072
	TEXTILES, APPAREL & LUXURY GOODS – 2.7%
30,000	Adidas	1,842,352
	THRIFTS & MORTGAGE FINANCE – 0.5%
22,000	Aareal Bank*	346,361
	Total Common Stocks (cost $19,158,433)	18,166,015
	PREFERRED STOCKS – 4.6%
	AUTOMOBILES – 2.0%
10,000	Volkswagen (cost $951,062)	1,342,271

Shares	Description	Value(a)
	HOUSEHOLD PRODUCTS – 2.6%
34,000	Henkel & Co. (cost $1,288,680)	$1,824,576
	Total Preferred Stocks (cost $2,239,742)	3,166,847
	Total Investments in Germany (cost $21,398,175)	21,332,862
INVESTMENTS IN FRANCE – 27.7%
	AEROSPACE & DEFENSE – 1.0%
21,000	Safran	652,782
	AUTO COMPONENTS – 2.0%
32,000	Valeo	1,367,359
	CONSTRUCTION & ENGINEERING – 2.1%
44,000	Bouygues	1,471,923
	DIVERSIFIED TELECOMMUNICATION SERVICES – 2.2%
72,000	Vivendi	1,481,287
	FOOD PRODUCTS – 3.2%
36,000	Danone	2,231,349
	HEALTH CARE EQUIPMENT & SUPPLIES – 3.1%
30,000	Essilor International	2,172,990
	MULTILINE RETAIL – 1.9%
10,000	PPR	1,306,987
	OIL, GAS & CONSUMABLE FUELS – 4.1%
64,000	Total	2,853,637
	PHARMACEUTICALS – 3.6%
38,000	Sanofi	2,515,902
	REAL ESTATE INVESTMENT TRUST (REIT) – 2.2%
42,000	Mercialys†	1,503,907
	TEXTILES, APPAREL & LUXURY GOODS – 2.3%
12,000	LVMH Moet Hennessy Louis Vuitton	1,604,285
	Total Investments in France (cost $21,184,292)	19,162,408

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN UNITED KINGDOM – 11.3%
	COMMERCIAL SERVICES & SUPPLIES – 2.5%
67,812	Aggreko	$1,720,614
	ENERGY EQUIPMENT & SERVICES – 1.4%
48,000	Subsea 7*	926,818
	HEALTH CARE EQUIPMENT & SUPPLIES – 2.1%
160,000	Smith & Nephew	1,450,437
	OIL, GAS & CONSUMABLE FUELS – 2.1%
76,000	BG Group	1,469,658
	WIRELESS TELECOMMUNICATION SERVICES – 3.2%
860,000	Vodafone Group	2,226,979
	Total Investments in United Kingdom (cost $8,322,285)	7,794,506
INVESTMENTS IN SPAIN – 9.0%
	COMMERCIAL BANKS – 3.6%
300,000	Banco Santander	2,505,036
	DIVERSIFIED TELECOMMUNICATION SERVICES – 4.2%
150,000	Telefonica†	2,902,887
	OIL, GAS & CONSUMABLE FUELS – 1.2%
30,000	Repsol YPF	804,155
	Total Investments in Spain (cost $5,208,946)	6,212,078
INVESTMENTS IN NETHERLANDS – 4.6%
	CHEMICALS – 2.3%
36,000	Koninklijke DSM	1,587,783
	DIVERSIFIED FINANCIAL SERVICES – 0.7%
70,000	ING Groep*	500,833

Shares	Description	Value(a)
	FOOD PRODUCTS – 1.6%
34,000	Unilever	$1,083,570
	Total Investments in Netherlands (cost $3,558,403)	3,172,186
INVESTMENTS IN LUXEMBOURG – 2.8%
	MEDIA – 2.8%
80,000	SES	1,960,883
	Total Investments in Luxembourg (cost $2,097,894)	1,960,883
INVESTMENTS IN AUSTRIA – 2.1%
	MACHINERY – 2.1%
18,000	Andritz	1,487,566
	Total Investments in Austria (cost $1,538,693)	1,487,566
INVESTMENTS IN FINLAND – 2.0%
	INSURANCE – 2.0%
56,000	Sampo	1,422,203
	Total Investments in Finland (cost $1,417,010)	1,422,203
INVESTMENTS IN DENMARK – 1.9%
	CHEMICALS – 1.5%
50,000	Christian Hansen Holding	1,041,235
	HEALTH CARE EQUIPMENT & SUPPLIES – 0.4%
50,000	GN Store Nord	309,305
	Total Investments in Denmark (cost $1,319,256)	1,350,540
INVESTMENTS IN ITALY – 1.9%
	COMMERCIAL BANKS – 0.6%
400,000	UniCredit	430,654

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN ITALY – 1.9% (continued)
	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 1.3%
380,000	Enel Green Power	$875,340
	Total Investments in Italy (cost $2,011,259)	1,305,994
INVESTMENTS IN NORWAY – 0.9%
	ENERGY EQUIPMENT & SERVICES – 0.9%
34,000	TGS Nopec Geophysical	638,549
	Total Investments in Norway (cost $744,595)	638,549
INVESTMENTS IN SWITZERLAND – 0.9%
	PROFESSIONAL SERVICES – 0.9%
400	SGS	612,065
	Total Investments in Switzerland (cost $683,597)	612,065
	Total Investments in Common and Preferred Stocks – 95.9% (cost $69,484,405)	66,451,840
SECURITIES LENDING COLLATERAL – 5.1%
3,537,330	Daily Assets Fund Institutional, 0.17% (cost $3,537,330)(b)(c)	3,537,330

Shares	Description	Value(a)
CASH EQUIVALENTS – 2.1%
1,428,429	Central Cash Management Fund, 0.10% (cost $1,428,429)(c)	$1,428,429
	Total Investments – 103.1% (cost $74,450,164)**	71,417,599
	Other Assets and Liabilities, Net – (3.1%)	(2,168,858)
	NET ASSETS – 100.0%	$69,248,741

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*  Non-income producing security.

**  The cost for federal income tax purposes was $74,571,313. At September 30, 2011, net unrealized depreciation for all securities based on tax cost was $3,153,714. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,386,619 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,540,333.

†  All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $3,315,588, which is 4.8% of net assets.

(a)  Value stated in U.S. dollars.

(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS – SEPTEMBER 30, 2011 (unaudited) (continued)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(d)
Germany	$21,332,862	$—	$—	$21,332,862
France	19,162,408	—	—	19,162,408
United Kingdom	7,794,506	—	—	7,794,506
Spain	6,212,078	—	—	6,212,078
Netherlands	3,172,186	—	—	3,172,186
Luxembourg	1,960,883	—	—	1,960,883
Austria	1,487,566	—	—	1,487,566
Finland	1,422,203	—	—	1,422,203
Denmark	1,350,540	—	—	1,350,540
Italy	1,305,994	—	—	1,305,994
Norway	638,549	—	—	638,549
Switzerland	612,065	—	—	612,065
Short-Term Instruments(d)	4,965,759	—	—	4,965,759
Total	$71,417,599	$—	$—	$71,417,599

(d) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2011